Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest in Subsidiaries [Abstract]
Components of Non-Controlling Interest	30. NON-CONTROLLING INTEREST IN SUBSIDIARIES As at December 31 December 31 millions of dollars 2025 2024 Preferred shares of GBPC $ 14 $ 14
Preferred Shares of GBPC
Preferred shares of GBPC
Authorized:
10,000
non-voting cumulative redeemable variable perpetual
preferred shares.
2025 2024
Issued and outstanding:
number of
shares
millions of
dollars
number of
shares
millions of
dollars
Outstanding as at December 31 10,000 $
14 10,000 $
14